Note 3 - Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
3	Selling, general and administrative expenses

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Services and fees	132,301	123,653	158,541
Labor cost	443,338	441,355	579,360
Depreciation of property, plant and equipment	17,979	16,965	18,543
Amortization of intangible assets	188,550	241,238	238,539
Commissions, freight and other selling expenses	339,759	243,401	351,657
Provisions for contingencies	17,664	30,841	19,672
Allowances for doubtful accounts	(5,421)	(12,573)	36,788
Taxes	56,826	67,724	129,018
Other	81,061	76,563	92,157
	1,272,057	1,229,167	1,624,275
From discontinued operations	(2,041)	(32,238)	(30,678)
	1,270,016	1,196,929	1,593,597